PGIM Securitized Credit Fund Expense Example, No Redemption - PGIM Securitized Credit Fund	Sep. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 414
Expense Example, No Redemption, 3 Years	623
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	1,501
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	556
Expense Example, No Redemption, 5 Years	969
Expense Example, No Redemption, 10 Years	1,908
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	234
Expense Example, No Redemption, 5 Years	416
Expense Example, No Redemption, 10 Years	943
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	558
Expense Example, No Redemption, 10 Years	$ 1,295